CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 269,817	$ 1,572,785	$ 3,018,566
Short-term investments, restricted	0	181,859	683,428
Accounts receivable, net	1,901,256	2,700,243	1,399,232
Inventory, net	3,730,668	3,356,622	2,568,986
Unbilled revenue	107,545	0
Due from related party	0	55,837	299,739
Prepaid and other current assets	617,878	402,846	112,716
Total current assets	6,627,164	8,270,192	8,082,667
Property, plant and equipment, net	649,309	435,612	385,779
Intangible assets, net	784,030	372,020	241,621
Goodwill	40,870
Other assets	40,425	39,425	35,425
TOTAL ASSETS	8,141,798	9,117,249	8,745,492
Current liabilities:
Demand notes payable, related party	1,337,500	1,337,500	1,037,500
Current portion of convertible debentures, related party	90,967	90,967	0
Accounts payable	1,667,587	1,151,010	812,214
Accrued expenses	1,014,495	807,922	727,463
Deferred revenue	607,500	677,919	509,283
Due to related party	535,729	0
Interest payable, related party	167,774	126,170	61,062
Total current liabilities	5,421,552	4,191,488	3,147,522
Long-term liabilities:
Deferred revenue, net of current portion	139,586	142,726	183,839
Convertible debentures, related party, net of current portion	0	0	190,967
Total liabilities	5,561,138	4,334,214	3,522,328
Commitments and contingencies	0	0	0
Redeemable Common stock, $0.001 par value	0	0	0
Tecogen Inc. shareholders’ equity:
Common stock	54,298	54,448	53,994
Additional paid-in capital	16,297,928	16,319,985	15,486,775
Common stock subscription	0	0	0
Receivable from shareholder		0	(345,000)
Accumulated deficit	(13,710,596)	(11,759,723)	(10,122,766)
Total Tecogen Inc. stockholders’ equity	2,641,630	4,614,710	5,073,003
Noncontrolling interest	(60,970)	168,325	150,161
Total stockholders’ equity	2,580,660	4,783,035	5,223,164
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 8,141,798	$ 9,117,249	$ 8,745,492